Other Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Schedule of Other Assets
Other Assets consisted of the security deposit, the amount given as deposit for rental properties, and balances as of March 31, 2019 and December 31, 2018:

	As at March 31, 2019	As at December 31, 2018
	(Unaudited)
Security Deposit	$38,548	$38,370
Total	$38,548	$38,370

Other Assets consisted of the security deposit, the amount given as deposit for rental properties, and balances as of December 31, 2018 and December 31, 2017:

	As at December 31, 2018	As at December 31, 2017
Security Deposit	$38,370	$105,965
Total	$38,370	$105,965